Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Ampol Ltd.	276	$6,517
ANZ Group Holdings Ltd.	309	5,576
APA Group	1,115	5,950
Aristocrat Leisure Ltd.	205	5,232
ASX Ltd.	160	6,536
Aurizon Holdings Ltd.	2,441	5,996
BHP Group Ltd.	184	5,046
BlueScope Steel Ltd.	439	6,407
Brambles Ltd.	694	6,529
CAR Group Ltd.	341	7,394
Cochlear Ltd.	36	7,510
Coles Group Ltd.	587	6,122
Commonwealth Bank of Australia	72	5,275
Computershare Ltd.	373	6,553
CSL Ltd.	32	5,686
Dexus	1,325	6,018
Endeavour Group Ltd./Australia	1,852	6,369
Fortescue Ltd.	336	5,569
Goodman Group	391	7,898
GPT Group (The)	2,294	6,170
IDP Education Ltd.	422	4,400
Insurance Australia Group Ltd.	1,549	6,418
James Hardie Industries PLC(a)	191	6,566
Lottery Corp. Ltd. (The)	1,912	5,964
Macquarie Group Ltd.	47	5,628
Medibank Pvt Ltd.	2,598	5,954
Mineral Resources Ltd.	144	6,532
Mirvac Group	4,659	6,105
National Australia Bank Ltd.	304	6,590
Northern Star Resources Ltd.	723	6,853
Orica Ltd.	570	6,600
Origin Energy Ltd.	1,064	6,715
Pilbara Minerals Ltd.(b)	2,596	6,609
Qantas Airways Ltd.(a)	1,757	6,629
QBE Insurance Group Ltd.	583	6,669
Ramsay Health Care Ltd.	187	6,268
REA Group Ltd.	56	6,419
Reece Ltd.	480	8,515
Rio Tinto Ltd.	69	5,743
Santos Ltd.	1,280	6,281
Scentre Group	3,429	6,944
SEEK Ltd.	397	6,133
Seven Group Holdings Ltd.	254	6,172
Sonic Healthcare Ltd.	325	5,585
South32 Ltd.	2,969	6,774
Stockland	2,389	6,768
Suncorp Group Ltd.	695	7,423
Telstra Group Ltd.	2,282	5,392
Transurban Group	677	5,435
Treasury Wine Estates Ltd.	895	6,941
Vicinity Ltd.	5,118	6,267
Washington H Soul Pattinson & Co. Ltd.	282	5,902
Wesfarmers Ltd.	147	6,297
Westpac Banking Corp.	396	6,576
WiseTech Global Ltd.	139	8,189
Woodside Energy Group Ltd.	270	4,838
Woolworths Group Ltd.	249	5,109
Xero Ltd.(a)	88	6,832
		365,388
Security	Shares	Value

Austria — 0.4%
Erste Group Bank AG	149	$6,949
OMV AG	132	6,263
Verbund AG	59	4,507
voestalpine AG	215	5,742
		23,461
Belgium — 1.6%
Ageas SA/NV	143	6,564
Anheuser-Busch InBev SA/NV	75	4,483
Argenx SE(a)	11	4,109
D'ieteren Group	35	7,550
Elia Group SA/NV	54	5,199
Groupe Bruxelles Lambert NV	58	4,305
KBC Group NV	99	7,354
Lotus Bakeries NV	1	10,064
Sofina SA	27	6,320
Syensqo SA(a)	50	4,635
UCB SA	78	10,344
Umicore SA	236	5,228
Warehouses De Pauw CVA	183	4,839
		80,994
Canada — 10.4%
Agnico Eagle Mines Ltd.	114	7,219
Air Canada(a)	448	6,613
Alimentation Couche-Tard Inc.	88	4,877
AltaGas Ltd.	300	6,577
ARC Resources Ltd.	379	6,863
Bank of Montreal	65	5,806
Bank of Nova Scotia (The)	120	5,506
Barrick Gold Corp.	361	6,000
BCE Inc.	143	4,698
Brookfield Asset Management Ltd.	174	6,647
Brookfield Corp., Class A	160	6,418
Brookfield Renewable Corp., Class A	227	5,273
BRP Inc.	79	5,315
CAE Inc.(a)	296	5,711
Cameco Corp.	128	5,840
Canadian Apartment Properties REIT	186	5,790
Canadian Imperial Bank of Commerce	137	6,395
Canadian National Railway Co.	48	5,826
Canadian Natural Resources Ltd.	85	6,441
Canadian Pacific Kansas City Ltd.	77	6,041
Canadian Tire Corp. Ltd., Class A, NVS	56	5,410
Canadian Utilities Ltd., Class A, NVS	268	5,992
CCL Industries Inc., Class B, NVS.	142	7,251
Cenovus Energy Inc.	311	6,389
CGI Inc.(a)	58	5,877
Constellation Software Inc./Canada	2	5,149
Descartes Systems Group Inc. (The)(a)	85	7,885
Dollarama Inc.	80	6,674
Element Fleet Management Corp.	363	5,793
Emera Inc.	162	5,464
Empire Co. Ltd., NVS.	206	4,799
Enbridge Inc.	169	6,009
Fairfax Financial Holdings Ltd.	6	6,523
First Quantum Minerals Ltd.	560	7,111
FirstService Corp.	34	4,994
Fortis Inc./Canada	141	5,537
Franco-Nevada Corp.	49	5,899
George Weston Ltd.	47	6,185
GFL Environmental Inc.	197	6,286
Gildan Activewear Inc.	169	5,858

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Great-West Lifeco Inc.	180	$5,323
Hydro One Ltd.(c)	209	5,854
iA Financial Corp. Inc.	92	5,578
IGM Financial Inc.	225	5,624
Imperial Oil Ltd.	98	6,738
Intact Financial Corp.	37	6,081
Ivanhoe Mines Ltd., Class A(a)(b)	706	9,570
Keyera Corp.	262	6,722
Kinross Gold Corp.	1,190	7,676
Loblaw Companies Ltd.	65	7,128
Lundin Mining Corp.	893	10,197
Magna International Inc.	108	5,162
Manulife Financial Corp.	292	6,811
MEG Energy Corp.(a)	320	7,278
Metro Inc./CN	112	5,729
National Bank of Canada	87	6,986
Northland Power Inc.	376	5,738
Nutrien Ltd.	98	5,167
Onex Corp.	96	6,811
Open Text Corp.	151	5,332
Pan American Silver Corp.	430	7,931
Parkland Corp.	190	5,853
Pembina Pipeline Corp.	172	6,052
Power Corp. of Canada	204	5,435
Quebecor Inc., Class B	240	4,967
RB Global Inc.	96	6,869
Restaurant Brands International Inc.	81	6,145
RioCan REIT	410	5,194
Rogers Communications Inc., Class B, NVS	135	5,057
Royal Bank of Canada	61	5,902
Saputo Inc.	306	5,884
Shopify Inc., Class A(a)	84	5,897
Stantec Inc.	77	6,131
Sun Life Financial Inc.	114	5,821
Suncor Energy Inc.	167	6,372
TC Energy Corp.	164	5,875
Teck Resources Ltd., Class B	159	7,818
TELUS Corp.	325	5,220
TFI International Inc.	54	7,032
Thomson Reuters Corp.	43	6,495
TMX Group Ltd.	291	7,705
Toromont Industries Ltd.	76	6,956
Toronto-Dominion Bank (The)	87	5,161
Tourmaline Oil Corp.	111	5,425
West Fraser Timber Co. Ltd.	81	6,204
Wheaton Precious Metals Corp.	123	6,408
WSP Global Inc.	42	6,373
		538,628
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	1	1,418
AP Moller - Maersk A/S, Class B, NVS	3	4,347
Carlsberg A/S, Class B	42	5,650
Coloplast A/S, Class B	52	6,269
Danske Bank A/S	221	6,362
Demant A/S(a)	141	6,733
DSV A/S	36	5,114
Genmab A/S(a)	18	4,997
Novo Nordisk A/S	50	6,412
Novonesis (Novozymes) B, Class B	228	12,626
Orsted A/S(a)(c)	121	6,650
Pandora A/S	44	6,697
Rockwool A/S, Class B	25	8,150
Security	Shares	Value

Denmark (continued)
Svitzer A/S, NVS	8	$269
Tryg A/S	274	5,423
Vestas Wind Systems A/S(a)	224	6,003
		93,120
Finland — 1.4%
Elisa OYJ	128	5,772
Fortum OYJ	424	5,587
Kesko OYJ, Class B	312	5,327
Kone OYJ, Class B	126	6,142
Metso OYJ	559	6,338
Neste OYJ	150	3,400
Nokia OYJ	1,675	6,089
Nordea Bank Abp, New	436	5,109
Orion OYJ, Class B	149	5,691
Sampo OYJ, Class A	139	5,641
Stora Enso OYJ, Class R	437	5,821
UPM-Kymmene OYJ	161	5,642
Wartsila OYJ Abp	455	8,394
		74,953
France — 7.2%
Accor SA	174	7,626
Aeroports de Paris SA	47	5,970
Air Liquide SA	28	5,476
Airbus SE	39	6,418
Alstom SA	439	6,922
Amundi SA(c)	91	6,349
ArcelorMittal SA	234	5,846
Arkema SA	54	5,572
AXA SA	183	6,323
BioMerieux	54	5,740
BNP Paribas SA	84	6,045
Bollore SE	945	6,134
Bouygues SA	139	5,123
Bureau Veritas SA	225	6,562
Capgemini SE	29	6,095
Carrefour SA	295	4,963
Cie. de Saint-Gobain SA	97	7,671
Cie. Generale des Etablissements Michelin SCA	177	6,800
Covivio SA/France	122	6,073
CreditAgricoleSA	427	6,607
Danone SA	82	5,132
Dassault Aviation SA	29	6,207
Dassault Systemes SE	113	4,435
Edenred SE	106	5,030
Eiffage SA	52	5,548
Engie SA	297	5,156
EssilorLuxottica SA	24	5,118
Eurazeo SE	92	8,287
Eurofins Scientific SE	105	6,435
Euronext NV(c)	74	6,664
Gecina SA	55	5,616
Getlink SE	330	5,618
Hermes International SCA	3	7,182
Ipsen SA	52	6,325
Kering SA	13	4,556
Klepierre SA	239	6,418
La Francaise des Jeux SAEM(c)	160	6,030
Legrand SA	63	6,474
L'Oreal SA	11	5,157
LVMH Moet Hennessy Louis Vuitton SE	6	4,929
Orange SA	455	5,064

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Pernod Ricard SA	31	$4,689
Publicis Groupe SA	70	7,724
Remy Cointreau SA	50	4,743
Renault SA	157	7,777
Rexel SA	251	6,506
Safran SA	32	6,939
Sanofi SA	58	5,730
Sartorius Stedim Biotech	26	5,600
Schneider Electric SE	31	7,068
SEB SA	50	5,901
Societe Generale SA	229	6,170
Sodexo SA	50	4,354
STMicroelectronics NV	164	6,492
Teleperformance SE	41	3,714
Thales SA	38	6,387
TotalEnergies SE	77	5,590
Unibail-Rodamco-Westfield, New(a)	99	8,250
Veolia Environnement SA	193	6,000
Vinci SA	47	5,507
Vivendi SE	622	6,328
Worldline SA/France(a)(c)	409	4,242
		371,407
Germany — 5.8%
adidas AG	28	6,747
Allianz SE, Registered	22	6,243
BASF SE	115	6,026
Bayer AG, Registered	157	4,580
Bayerische Motoren Werke AG	45	4,903
Bechtle AG	120	5,791
Beiersdorf AG	42	6,313
Brenntag SE	71	5,666
Carl Zeiss Meditec AG, Bearer	64	6,753
Commerzbank AG	475	7,059
Continental AG	76	4,926
Covestro AG(a)(c)	113	5,659
Daimler Truck Holding AG	180	8,117
Delivery Hero SE, Class A(a)(c)	165	4,616
Deutsche Bank AG, Registered	464	7,411
Deutsche Boerse AG	31	5,976
Deutsche Lufthansa AG, Registered(a)	683	4,888
Deutsche Post AG, Registered	129	5,401
Deutsche Telekom AG, Registered	203	4,650
E.ON SE	453	5,999
Evonik Industries AG	262	5,460
Fresenius Medical Care AG & Co. KGaA	152	6,400
Fresenius SE & Co. KGaA	195	5,819
GEA Group AG	133	5,368
Hannover Rueck SE	25	6,201
Heidelberg Materials AG	72	7,246
Henkel AG & Co. KGaA	32	2,301
Infineon Technologies AG	217	7,531
Knorr-Bremse AG	98	7,272
LEG Immobilien SE(a)	79	6,706
Mercedes-Benz Group AG	84	6,354
Merck KGaA	31	4,926
MTU Aero Engines AG	28	6,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	13	5,717
Nemetschek SE	68	6,009
Puma SE	101	4,663
QIAGEN NV, NVS	146	6,096
Rational AG	9	7,677
Security	Shares	Value

Germany (continued)
Rheinmetall AG	20	$11,021
RWE AG	136	4,738
SAP SE	37	6,681
Scout24 SE(c)	84	6,170
Siemens AG, Registered	33	6,182
Siemens Energy AG(a)(b)	460	9,445
Siemens Healthineers AG(c)	97	5,379
Symrise AG, Class A	52	5,574
Talanx AG(a)	82	6,168
Volkswagen AG	4	565
Vonovia SE	206	5,953
Zalando SE(a)(c)	235	6,149
		300,241
Hong Kong — 3.4%
AIA Group Ltd.	600	4,395
BOC Hong Kong Holdings Ltd.	2,000	6,130
CK Asset Holdings Ltd.	1,000	4,266
CK Hutchison Holdings Ltd.	1,000	4,857
CK Infrastructure Holdings Ltd.	1,000	5,649
CLP Holdings Ltd.	500	3,933
ESR Group Ltd.(c)	5,000	5,479
Futu Holdings Ltd., ADR(a)	100	6,431
Galaxy Entertainment Group Ltd.	1,000	4,487
Hang Lung Properties Ltd.	4,000	4,415
Hang Seng Bank Ltd.	500	6,593
Henderson Land Development Co. Ltd.	2,464	7,429
HKT Trust & HKT Ltd., Class SS	6,000	6,624
Hong Kong & China Gas Co. Ltd.	8,676	6,597
Hong Kong Exchanges & Clearing Ltd.	100	3,177
Hongkong Land Holdings Ltd.	1,800	5,751
Jardine Matheson Holdings Ltd.	200	7,674
Link REIT	1,160	4,970
MTR Corp. Ltd.	1,500	4,930
Power Assets Holdings Ltd.	1,000	5,736
Sands China Ltd.(a)	2,000	4,717
Sino Land Co. Ltd.	6,000	6,415
SITC International Holdings Co. Ltd.	4,000	8,674
Sun Hung Kai Properties Ltd.	500	4,613
Swire Pacific Ltd., Class A	1,000	8,469
Swire Properties Ltd.	2,800	5,791
Techtronic Industries Co. Ltd.	500	6,910
WH Group Ltd.(c)	10,000	7,268
Wharf Holdings Ltd. (The)	2,000	6,435
Wharf Real Estate Investment Co. Ltd.	2,000	6,205
		175,020
Ireland — 0.6%
AIB Group PLC.	1,277	6,610
Bank of Ireland Group PLC	626	6,679
Kerry Group PLC, Class A	74	6,368
Kingspan Group PLC	73	6,493
Smurfit Kappa Group PLC	178	7,713
		33,863
Israel — 1.8%
Azrieli Group Ltd.	105	6,756
Bank Hapoalim BM	731	6,585
Bank Leumi Le-Israel BM	813	6,335
Check Point Software Technologies Ltd.(a)(b)	41	6,126
CyberArk Software Ltd.(a)	32	7,656
Elbit Systems Ltd.	29	5,903
Global-e Online Ltd.(a)	190	6,371
ICL Group Ltd.	1,161	5,450

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Isracard Ltd.	1	$2
Israel Discount Bank Ltd., Class A	1,159	5,945
Mizrahi Tefahot Bank Ltd.	168	6,118
Monday.com Ltd.(a)	35	6,626
Nice Ltd.(a)	31	6,932
Teva Pharmaceutical Industries Ltd., ADR(a)	630	8,851
Wix.com Ltd.(a)	66	7,845
		93,501
Italy — 2.9%
Amplifon SpA	197	6,577
Assicurazioni Generali SpA	237	5,779
Banco BPM SpA	1,029	6,756
Davide Campari-Milano NV	523	5,245
DiaSorin SpA	63	6,363
Enel SpA	773	5,080
Eni SpA	327	5,252
Ferrari NV	17	6,992
FinecoBank Banca Fineco SpA	440	6,741
Infrastrutture Wireless Italiane SpA(c)	464	4,973
Intesa Sanpaolo SpA	1,980	7,411
Leonardo SpA	250	5,745
Mediobanca Banca di Credito Finanziario SpA	499	7,090
Moncler SpA	104	7,081
Nexi SpA(a)(c)	725	4,218
Poste Italiane SpA(c)	497	6,313
Prysmian SpA	160	8,681
Recordati Industria Chimica e Farmaceutica SpA	126	6,705
Snam SpA	1,176	5,380
Stellantis NV	267	5,908
Telecom Italia SpA/Milano(a)(b)	21,157	5,016
Tenaris SA, NVS	336	5,580
Terna - Rete Elettrica Nazionale	721	5,777
UniCredit SpA	202	7,414
		148,077
Japan — 25.4%
Advantest Corp.	200	6,260
Aeon Co. Ltd.	300	6,272
AGC Inc.	200	7,395
Aisin Corp.	200	7,607
Ajinomoto Co. Inc.	100	3,718
ANA Holdings Inc.	300	5,698
Asahi Group Holdings Ltd.	200	6,842
Asahi Intecc Co. Ltd.	300	4,396
Asahi Kasei Corp.	900	6,275
Astellas Pharma Inc.	500	4,799
Azbil Corp.	200	5,586
Bandai Namco Holdings Inc.	300	5,606
Bridgestone Corp.	100	4,413
Brother Industries Ltd.	400	7,076
Canon Inc.	300	8,120
Capcom Co. Ltd.	400	6,585
Central Japan Railway Co	200	4,574
Chiba Bank Ltd. (The)	800	6,758
Chubu Electric Power Co. Inc.	500	6,418
Chugai Pharmaceutical Co. Ltd.	200	6,361
Concordia Financial Group Ltd.	1,300	7,005
Dai Nippon Printing Co. Ltd.	200	5,825
Daifuku Co. Ltd.	300	6,145
Dai-ichi Life Holdings Inc.	300	6,948
Daiichi Sankyo Co. Ltd.	200	6,732
Daito Trust Construction Co. Ltd.	100	10,719
Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	200	$5,628
Daiwa Securities Group Inc.	900	6,614
Denso Corp.	300	5,113
Dentsu Group Inc.	200	5,411
East Japan Railway Co.	300	5,499
Eisai Co. Ltd.	100	4,107
ENEOS Holdings Inc.	1,450	6,699
FANUC Corp.	200	5,924
Fuji Electric Co. Ltd.	100	6,220
FUJIFILM Holdings Corp.	300	6,382
Fujitsu Ltd.	300	4,634
GLP J-REIT	7	5,693
Hamamatsu Photonics KK	200	7,328
Hankyu Hanshin Holdings Inc.	200	5,244
Hirose Electric Co. Ltd.	100	10,615
Hitachi Construction Machinery Co. Ltd.	200	5,712
Hitachi Ltd.	100	9,226
Honda Motor Co. Ltd.	600	6,827
Hoshizaki Corp.	200	6,892
Hoya Corp.	100	11,594
Hulic Co.Ltd.	700	6,450
Ibiden Co. Ltd.	100	3,801
Idemitsu Kosan Co. Ltd.	1,020	6,911
Iida Group Holdings Co. Ltd.	400	5,106
Inpex Corp.	400	5,992
Isuzu Motors Ltd.	500	6,336
ITOCHU Corp.	100	4,511
Japan Airlines Co. Ltd.	300	5,316
Japan Exchange Group Inc.	300	7,026
Japan Metropolitan Fund Invest	9	5,434
Japan Post Bank Co. Ltd.	600	6,090
Japan Post Holdings Co. Ltd.	700	6,722
Japan Post Insurance Co. Ltd.	300	5,632
Japan Real Estate Investment Corp.	2	6,782
Japan Tobacco Inc.	200	5,380
JFE Holdings Inc.	400	5,970
Kajima Corp.	400	7,663
Kansai Electric Power Co. Inc. (The)	400	5,992
Kao Corp.	200	8,250
Kawasaki Kisen Kaisha Ltd.	600	8,454
KDDI Corp.	200	5,550
KDX Realty Investment Corp.	6	5,918
Keisei Electric Railway Co. Ltd.	100	3,725
Kikkoman Corp.	500	5,958
Kintetsu Group Holdings Co. Ltd.	200	5,142
Kirin Holdings Co. Ltd.	400	5,839
Kobe Bussan Co. Ltd.	200	4,319
Koito Manufacturing Co. Ltd.	400	5,380
Komatsu Ltd.	200	5,971
Konami Group Corp.	100	6,034
Kubota Corp.	400	6,416
Kyocera Corp.	400	4,875
Kyowa Kirin Co. Ltd.	400	6,718
LY Corp.	2,000	4,805
M3 Inc.	400	4,231
Makita Corp.	200	5,790
Marubeni Corp.	400	7,127
MatsukiyoCocokara & Co.	300	4,254
Mazda Motor Corp.	500	5,660
McDonald's Holdings Co. Japan Ltd.	100	4,399
MEIJI Holdings Co. Ltd.	300	6,712
MINEBEA MITSUMI Inc.	300	5,619

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MISUMI Group Inc.	400	$6,503
Mitsubishi Chemical Group Corp.	1,000	5,834
Mitsubishi Corp.	300	6,861
Mitsubishi Electric Corp.	400	6,972
Mitsubishi Estate Co. Ltd.	400	7,330
Mitsubishi HC Capital Inc.	900	5,828
Mitsubishi Heavy Industries Ltd.	1,000	8,941
Mitsubishi UFJ Financial Group Inc.	600	5,977
Mitsui & Co. Ltd.	200	9,655
Mitsui Chemicals Inc.	200	5,693
Mitsui Fudosan Co. Ltd.	700	7,124
Mitsui OSK Lines Ltd.	200	6,348
Mizuho Financial Group Inc.	300	5,799
MonotaRO Co. Ltd.	600	7,191
MS&AD Insurance Group Holdings Inc.	600	10,787
Murata Manufacturing Co. Ltd.	300	5,482
NEC Corp.	100	7,240
Nexon Co. Ltd.	300	4,677
Nidec Corp.	100	4,683
Nintendo Co. Ltd.	100	4,877
Nippon Building Fund Inc.	1	3,821
Nippon Express Holdings Inc.	100	5,116
Nippon Paint Holdings Co. Ltd.	800	5,121
Nippon Prologis REIT Inc.	3	5,185
Nippon Sanso Holdings Corp.	200	5,940
Nippon Steel Corp.	200	4,484
Nippon Telegraph & Telephone Corp.	5,000	5,398
Nippon Yusen KK	200	5,678
Nissan Chemical Corp.	200	6,818
Nissan Motor Co. Ltd.	1,500	5,490
Nissin Foods Holdings Co. Ltd.	300	8,006
Nitori Holdings Co. Ltd.	100	13,383
Nitto Denko Corp.	100	8,269
Nomura Holdings Inc.	1,700	9,673
Nomura Real Estate Holdings Inc.	200	5,599
Nomura Real Estate Master Fund Inc.	5	4,780
Nomura Research Institute Ltd.	260	6,291
NTT Data Group Corp.	500	7,819
Obayashi Corp.	700	7,813
Odakyu Electric Railway Co. Ltd.	500	5,621
Olympus Corp.	400	5,572
Omron Corp.	100	3,432
Ono Pharmaceutical Co. Ltd.	300	4,321
Oracle Corp./Japan	100	7,504
Oriental Land Co. Ltd./Japan	200	5,518
ORIX Corp.	300	6,140
Osaka Gas Co. Ltd.	300	6,671
Otsuka Corp.	400	7,955
Otsuka Holdings Co. Ltd.	200	8,551
Pan Pacific International Holdings Corp.	200	4,697
Panasonic Holdings Corp.	600	5,237
Rakuten Group Inc.(a)	1,600	7,695
Recruit Holdings Co. Ltd.	200	8,613
Renesas Electronics Corp.	400	6,494
Resona Holdings Inc.	1,100	6,956
Ricoh Co. Ltd.	800	6,902
Rohm Co. Ltd.	400	5,750
SBI Holdings Inc.	300	7,304
SCREEN Holdings Co. Ltd.	100	10,318
SCSK Corp.	400	7,272
Secom Co. Ltd.	100	6,946
Seiko Epson Corp.	400	6,580
Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	400	$5,819
Sekisui House Ltd.	300	6,894
Seven & i Holdings Co. Ltd.	400	5,168
SG Holdings Co. Ltd.	400	4,682
Sharp Corp./Japan(a)	900	4,724
Shimadzu Corp.	200	5,434
Shimizu Corp.	1,000	6,194
Shin-Etsu Chemical Co. Ltd.	200	7,742
Shionogi & Co. Ltd.	100	4,670
Shiseido Co. Ltd.	200	5,354
Shizuoka Financial Group Inc., NVS	800	7,467
SoftBank Corp.	500	6,031
SoftBank Group Corp.	100	4,918
Sompo Holdings Inc.	300	5,937
Sony Group Corp.	100	8,265
Square Enix Holdings Co. Ltd.	200	7,229
Subaru Corp.	300	6,699
SUMCO Corp.	700	10,439
Sumitomo Corp.	300	7,889
Sumitomo Electric Industries Ltd.	500	7,728
Sumitomo Metal Mining Co. Ltd.	200	6,682
Sumitomo Mitsui Financial Group Inc.	100	5,680
Sumitomo Mitsui Trust Holdings Inc.	400	8,410
Sumitomo Realty & Development Co. Ltd.	200	6,921
Suntory Beverage & Food Ltd.	200	6,507
Suzuki Motor Corp.	500	5,823
Sysmex Corp.	300	4,797
T&D Holdings Inc.	400	6,527
Taisei Corp.	200	7,322
Takeda Pharmaceutical Co. Ltd.	151	3,969
TDK Corp.	100	4,461
Terumo Corp.	400	6,786
TIS Inc.	300	6,407
Tobu Railway Co. Ltd.	300	5,952
Toho Co. Ltd./Tokyo	200	6,700
Tokio Marine Holdings Inc.	200	6,321
Tokyo Electric Power Co. Holdings Inc.(a)	1,300	8,086
Tokyo Gas Co. Ltd.	300	6,728
Tokyu Corp.	500	5,919
TOPPAN Holdings Inc.	300	7,117
Toray Industries Inc.	1,100	5,028
TOTO Ltd.	200	5,413
Toyota Industries Corp.	100	9,503
Toyota Motor Corp.	300	6,843
Toyota Tsusho Corp.	100	6,358
Trend Micro Inc./Japan	100	4,928
Unicharm Corp.	200	5,943
USS Co. Ltd.	600	4,584
West Japan Railway Co.	400	7,593
Yakult Honsha Co. Ltd.	300	5,868
Yamaha Corp.	300	6,322
Yamaha Motor Co. Ltd.	700	6,529
Yamato Holdings Co. Ltd.	300	3,962
Yaskawa Electric Corp.	200	8,240
Yokogawa Electric Corp.	300	6,629
Zensho Holdings Co. Ltd.	100	3,876
ZOZO Inc.	300	6,462
		1,310,769
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	423	6,776
Adyen NV(a)(c)	5	5,990
Aegon Ltd.	1,091	6,794

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(a)	86	$7,266
Akzo Nobel NV	76	5,015
ASM International NV	11	6,919
ASML Holding NV	11	9,581
ASR Nederland NV	149	7,456
BE Semiconductor Industries NV	53	7,032
Coca-Cola Europacific Partners PLC	89	6,410
DSM-Firmenich AG	56	6,281
EXOR NV, NVS	61	6,660
Heineken Holding NV	62	4,987
Heineken NV	57	5,547
IMCD NV	42	6,337
INGGroepNV	400	6,324
JDE Peet's NV	201	4,466
Koninklijke Ahold Delhaize NV	180	5,464
Koninklijke KPN NV	1,414	5,139
Koninklijke Philips NV(a)	270	7,170
NN Group NV	170	7,842
OCI NV	272	7,316
Prosus NV	156	5,220
Randstad NV	90	4,513
Universal Music Group NV	216	6,354
Wolters Kluwer NV	42	6,288
		165,147
New Zealand — 0.7%
Auckland International Airport Ltd.	1,282	5,930
EBOS Group Ltd.	266	5,495
Fisher & Paykel Healthcare Corp. Ltd.	450	7,536
Mercury NZ Ltd.	1,680	6,316
Meridian Energy Ltd.	1,966	6,951
Spark New Zealand Ltd.	2,015	5,664
		37,892
Norway — 1.3%
Aker BP ASA	209	5,069
DNB Bank ASA	283	4,933
Equinor ASA	172	4,577
Gjensidige Forsikring ASA	373	5,980
Kongsberg Gruppen ASA	139	9,812
Mowi ASA	334	5,864
Norsk Hydro ASA	942	5,789
Orkla ASA	809	5,503
Salmar ASA	111	6,983
Telenor ASA	567	6,528
Yara International ASA	164	4,675
		65,713
Portugal — 0.4%
EDP - Energias de Portugal SA	1,175	4,412
EDP Renovaveis SA	326	4,463
Galp Energia SGPS SA	396	8,507
Jeronimo Martins SGPS SA	236	4,855
		22,237
Singapore — 2.4%
CapitaLand Ascendas REIT	2,807	5,317
CapitaLand Integrated Commercial Trust	4,149	5,914
CapitaLand Investment Ltd/Singapore	2,400	4,641
City Developments Ltd.	1,300	5,827
DBS Group Holdings Ltd.	220	5,601
Genting Singapore Ltd.	8,700	5,806
Grab Holdings Ltd., Class A(a)	1,665	5,828
Jardine Cycle & Carriage Ltd.	300	5,789
Keppel Ltd.	1,200	6,002
Security	Shares	Value

Singapore (continued)
Mapletree Logistics Trust	5,090	$4,995
Mapletree Pan Asia Commercial Trust	5,900	5,407
Oversea-Chinese Banking Corp. Ltd.	600	6,229
Sea Ltd., ADR(a)(b)	155	9,794
Seatrium Ltd.(a)	77,759	5,555
Sembcorp Industries Ltd.	1,600	6,253
Singapore Airlines Ltd.(b)	1,200	5,726
Singapore Exchange Ltd.	800	5,457
Singapore Technologies Engineering Ltd.	2,100	6,169
Singapore Telecommunications Ltd.	3,300	5,723
United Overseas Bank Ltd.	300	6,657
Wilmar International Ltd.	2,000	4,701
		123,391
Spain — 1.9%
Acciona SA	42	4,855
ACS Actividades de Construccion y Servicios SA	152	6,088
Aena SME SA(c)	36	6,561
Amadeus IT Group SA	82	5,205
Banco Bilbao Vizcaya Argentaria SA	612	6,618
Banco Santander SA	1,384	6,734
CaixaBank SA	1,262	6,655
Cellnex Telecom SA(c)	156	5,156
Enagas SA	290	4,253
Endesa SA	271	4,942
Ferrovial SE	156	5,611
Grifols SA(a)	431	3,945
Iberdrola SA	457	5,604
Industria de Diseno Textil SA	155	7,057
Redeia Corp. SA	315	5,258
Repsol SA	364	5,713
Telefonica SA	1,334	5,976
		96,231
Sweden — 4.6%
Alfa Laval AB	153	6,514
Assa Abloy AB, Class B	227	5,998
Atlas Copco AB, Class A	237	4,151
Atlas Copco AB, Class B	161	2,414
Beijer Ref AB, Class B	523	7,371
Boliden AB	201	6,606
Epiroc AB	195	3,605
Epiroc AB, Class B	131	2,171
EQT AB	248	6,691
Essity AB, Class B	227	5,664
Evolution AB(c)	57	6,298
Fastighets AB Balder, Class B(a)	998	6,291
Getinge AB, Class B	290	6,105
H & M Hennes & Mauritz AB, Class B	356	5,658
Hexagon AB, Class B	581	6,078
Holmen AB, Class B	146	5,686
Husqvarna AB, Class B	769	6,237
Industrivarden AB, Class A	97	3,124
Industrivarden AB, Class C	119	3,826
Indutrade AB	280	6,442
Investment AB Latour, Class B	279	6,723
Investor AB, Class B	271	6,637
L E Lundbergforetagen AB, Class B	130	6,407
Lifco AB, Class B	265	6,421
Nibe Industrier AB, Class B	950	4,383
Saab AB, Class B	110	8,709
Sagax AB, Class B	267	6,686
Sandvik AB	300	5,980

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Securitas AB, Class B	657	$6,584
Skandinaviska Enskilda Banken AB, Class A	415	5,435
Skanska AB, Class B	372	6,390
SKF AB, Class B	333	6,846
Svenska Cellulosa AB SCA, Class B	380	5,569
Svenska Handelsbanken AB, Class A	599	5,137
Swedbank AB, Class A	328	6,272
Swedish Orphan Biovitrum AB(a)	261	6,759
Tele2 AB, Class B	788	7,350
Telefonaktiebolaget LM Ericsson, Class B	1,136	5,765
Telia Co. AB	2,543	5,817
Volvo AB, Class A	34	895
Volvo AB, Class B	220	5,600
Volvo Car AB(a)	1,726	5,358
		238,653
Switzerland — 4.5%
ABB Ltd., Registered	149	7,240
Adecco Group AG, Registered	129	4,513
Alcon Inc.	79	6,057
Avolta AG, Registered(a)	170	6,429
Bachem Holding AG	76	6,594
Baloise Holding AG, Registered	39	5,893
Banque Cantonale Vaudoise, Registered	59	6,170
Barry Callebaut AG, Registered	3	4,848
BKW AG	34	5,047
Cie. Financiere Richemont SA, Class A, Registered	43	5,944
Clariant AG, Registered	398	5,954
EMS-Chemie Holding AG, Registered	8	6,383
Geberit AG, Registered	12	6,405
Givaudan SA, Registered	2	8,554
Helvetia Holding AG, Registered	41	5,363
Holcim AG	78	6,529
Julius Baer Group Ltd.	106	5,688
Kuehne + Nagel International AG, Registered	20	5,286
Logitech International SA, Registered	71	5,528
Lonza Group AG, Registered	14	7,728
Nestle SA, Registered	47	4,719
Novartis AG, Registered	57	5,532
Partners Group Holding AG	4	5,146
Roche Holding AG, Bearer	1	263
Roche Holding AG, NVS	20	4,792
Sandoz Group AG(a)	199	6,763
Schindler Holding AG, Participation Certificates, NVS	16	3,988
Schindler Holding AG, Registered	11	2,680
SGS SA	66	5,812
SIG Group AG	255	5,096
Sika AG, Registered	20	5,689
Sonova Holding AG, Registered	22	6,082
Straumann Holding AG	42	5,583
Swatch Group AG (The), Bearer	16	3,362
Swatch Group AG (The), Registered	28	1,161
Swiss Life Holding AG, Registered	9	6,073
Swiss Prime Site AG, Registered	53	4,894
Swiss Re AG	49	5,327
Swisscom AG, Registered	10	5,486
Temenos AG, Registered	77	4,790
UBS Group AG, Registered	207	5,436
VAT Group AG(c)	14	6,970
Zurich Insurance Group AG	10	4,840
		232,637
Security	Shares	Value

United Kingdom — 9.7%
3i Group PLC	212	$7,574
abrdn PLC	2,885	5,261
Admiral Group PLC	182	6,195
Anglo American PLC	197	6,438
Antofagasta PLC	346	9,491
Ashtead Group PLC	98	7,116
Associated British Foods PLC	196	6,487
AstraZeneca PLC	45	6,806
Auto Trader Group PLC(c)	662	5,739
Aviva PLC	1,052	6,108
BAE Systems PLC	408	6,786
Barclays PLC	3,139	7,914
Barratt Developments PLC.	1,000	5,650
Berkeley Group Holdings PLC	90	5,285
BP PLC	923	5,949
British American Tobacco PLC	180	5,284
BT Group PLC	3,932	5,028
Bunzl PLC	153	5,867
Burberry Group PLC	306	4,378
Centrica PLC	3,154	5,035
Coca-Cola HBC AG, Class DI	228	7,360
Compass Group PLC	204	5,674
CRH PLC	95	7,357
Croda International PLC	105	6,014
DCC PLC	84	5,736
Diageo PLC	156	5,391
Endeavour Mining PLC	286	6,056
Entain PLC	564	5,503
Experian PLC	154	6,211
Flutter Entertainment PLC(a)	35	6,484
Glencore PLC	911	5,301
GSK PLC	315	6,535
Haleon PLC	1,479	6,246
Halma PLC	229	6,276
Hargreaves Lansdown PLC	687	6,942
Hikma Pharmaceuticals PLC	275	6,603
HSBC Holdings PLC	689	5,972
Imperial Brands PLC	246	5,621
Informa PLC	644	6,376
InterContinental Hotels Group PLC	77	7,510
Intertek Group PLC	120	7,386
J Sainsbury PLC	1,826	5,990
JD Sports Fashion PLC	3,443	4,929
Kingfisher PLC	2,113	6,509
Land Securities Group PLC	689	5,569
Legal & General Group PLC	2,004	5,883
Lloyds Banking Group PLC	10,012	6,462
London Stock Exchange Group PLC	47	5,181
M&G PLC	2,570	6,434
Melrose Industries PLC	918	7,212
Mondi PLC, NVS	301	5,713
National Grid PLC	431	5,654
NatWest Group PLC, NVS	2,166	8,175
Next PLC	61	6,842
Ocado Group PLC(a)	819	3,586
Pearson PLC	478	5,800
Persimmon PLC	379	6,137
Phoenix Group Holdings PLC	1,000	6,091
Prudential PLC	505	4,392
Reckitt Benckiser Group PLC	84	4,696
RELX PLC	147	6,040
Rentokil Initial PLC	999	5,043

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	79	$5,345
Rolls-Royce Holdings PLC(a)	1,865	9,564
Sage Group PLC (The)	477	6,917
Schroders PLC	1,041	4,564
Segro PLC	560	5,890
Severn Trent PLC	176	5,425
ShellPLC	159	5,652
Smith & Nephew PLC	465	5,634
Smiths Group PLC	280	5,645
Spirax-Sarco Engineering PLC	55	6,052
SSE PLC	266	5,529
St. James's Place PLC	718	3,885
Standard Chartered PLC	663	5,696
Taylor Wimpey PLC	3,621	5,934
Tesco PLC	1,702	6,284
Unilever PLC	104	5,380
United Utilities Group PLC	405	5,279
Vodafone Group PLC	6,147	5,184
Whitbread PLC	134	5,281
Wise PLC, Class A(a)	660	6,343
WPP PLC	673	6,746
		501,512
Total Common Stocks — 98.5%
(Cost: $5,680,100)		5,092,835

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	4	411
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	55	4,897
Henkel AG & Co. KGaA, Preference Shares, NVS	44	3,495
Porsche Automobil Holding SE, Preference Shares, NVS	114	5,809
Sartorius AG, Preference Shares, NVS	19	5,680
Volkswagen AG, Preference Shares, NVS	40	4,900
		25,192
Total Preferred Stocks — 0.5%
(Cost: $40,311)		25,192
Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for
1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	9	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.0%
(Cost: $5,720,411)		5,118,027

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	52,358	52,374

Total Short-Term Securities — 1.0%
(Cost: $52,379)		52,374

Total Investments — 100.0%
(Cost: $5,772,790)		5,170,401

Liabilities in Excess of Other Assets — (0.0)%		(2,428)

Net Assets — 100.0%		$5,167,973

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,095	$—		$(49,724	)(a)	$24	$(21)	$52,374	52,358	$200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	160		—
						$24	$(21)	$52,374		$360		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	06/13/24	$17	$407
Euro STOXX 600 Index	1	06/21/24	27	(296)
				$111

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$696,071	$4,396,764	$—	$5,092,835
Preferred Stocks	—	25,192	—	25,192
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	52,374	—	—	52,374
	$748,445	$4,421,956	$—	$5,170,401
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$407	$—	$407
Liabilities
Equity Contracts	—	(296)	—	(296)
	$—	$111	$—	111

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
April 30, 2024

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust